Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Significant Accounting Policies
Schedule of estimate useful life of property, plant and equipment

Furniture and electronic equipment	3 years
Vehicles	10 years
Software	5 years
Leasehold improvements	Shorter of expected lives of leasehold improvements and lease term

Schedule of online advertising and promotional service provider

	For the year ended December 31,
	2017	2018	2019
Total number of online advertising and promotional service providers	21	32	25
Number of online service providers that accounted for 10% or more of the Group’s online advertising and promotional service	2	2	2
Total percentage of the Group’s online advertising and promotional service expenses that were paid to these service providers who accounted for 10% or more of the Group’s online advertising and promotional service expenses	50%	43%	55%

Schedule of credit risk related to major customers

	For the year ended December 31,
	2018	2019
Customer A	22%	5%